Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
16.	COMMITMENTS AND CONTINGENCIES

The Group has not entered into any off-balance sheet financial guarantees or other off-balance sheet commitments to guarantee the payment obligations of any third parties. We have not entered into any derivative contracts that are indexed to our shares and classified as shareholder’s equity or that are not reflected in our consolidated financial statements. Furthermore, we do not have any retained or contingent interest in assets transferred to an unconsolidated entity that serves as credit, liquidity or market risk support to such entity. We do not have any variable interest in any unconsolidated entity that provides financing, liquidity, market risk or credit support to us or engages in leasing, hedging or product development services with us.

The following table sets forth our contractual obligations as of December 31, 2022:

	Payments due by period
	Total	Within one year	Within 1-2 years	Over 2 years
	RMB
Operating lease payment	32,957,093	19,078,380	12,474,763	1,403,950
Bank borrowings	19,800,000	15,400,000	4,400,000	-
Total	52,757,093	34,478,380	16,874,763	1,403,950

Other than as shown above, we did not have any significant capital and other commitments, long-term obligations, or guarantees as of December 31, 2022.

The ongoing outbreak of the novel coronavirus (COVID-19) has spread rapidly to many parts of the world. In March 2020, the World Health Organization declared the COVID-19 as a pandemic. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and business facilities in China from February to mid-March in 2020. After the initial outbreak of COVID-19, from time to time, some instances of COVID-19 infections have emerged in various regions of China, including the infections caused by the Omicron variants in early 2022. Such outbreak caused significant interruption to our operations as health and governmental authorities imposed quarantine and inspection measures on our contract carriers or restrict the flow of cargo to and from areas affected by the epidemic. Also reductions in commercial airline and cargo flights, disruptions to ports and other shipping infrastructure resulting from the pandemic largely increased our costs and transport times to deliver packages to our customers. The Company’s profitability was negatively impacted by COVID-19, especially second half of 2022. The extent to which COVID-19 further impacts the Company's business, results of operations, financial condition and prospects will depend on the further developments of the pandemic, including new information concerning the global severity of the pandemic and actions to be taken to contain the pandemic, which are highly uncertain and unpredictable.